Recent Accounting Pronouncements and Changes to Accounting Policies - Schedule of Impact of Changes to Accounting Policies on Retained Earnings (Detail) - Retained earnings [member] - Increase (decrease) due to application of IFRS 15 [member]
$ in Millions
Jan. 01, 2018 CAD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total impact of change in accounting policy	$ (23.9)
Continuing operations [member] | Change Orders and Claims [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total impact of change in accounting policy	(3.0)
Continuing operations [member] | Significant Financing Component [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total impact of change in accounting policy	1.7
Discontinued operations [member] | Construction Services [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total impact of change in accounting policy	$ (22.6)